OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
OPTIONS AND WARRANTS

NOTE 11 – OPTIONS AND WARRANTS

Stock Options:

The following table summarizes all option grants outstanding to consultants, directors, and employees as of June 30, 2021, and December 31, 2020, and the related changes during these periods are presented below.

	June 30, 2021	December 31, 2020
Options outstanding and exercisable	4,727,778	4,542,500
Weighted-average exercise price	$0.36	$0.41
Aggregate intrinsic value	$579,494	118,148
Weighted-average remaining contractual term (years)	4.19	3.86

The Company uses the “straight-line” attribution method for allocating compensation costs of each stock option over the requisite service period using the Black-Scholes Option Pricing Model to calculate the grant date fair value.

During the six months ended June 30, 2021, 1,092,500 options were cancelled. The company granted 1,277,778 options for the period ending June 30, 2021.

Stock Warrants:

The following table summarizes all warrant grants outstanding to consultants, directors and employees as well as investors as of June 30, 2021, and December 31, 2020, and the related changes during these periods are presented below.

	June 30, 2021	December 31, 2020
Warrants outstanding and exercisable	78,620,378	38,920,378
Weighted-average exercise price	$0.25	$0.27
Aggregate intrinsic value	$15,067,991	$2,973,660
Weighted-average remaining contractual term (years)	3.86	3.37

During the six months ended June 30, 2021, 40,700,000 five-year 5 warrants were issued. During the six months ended June 30, 2021, 1,000,000 warrants were exercised.

During the three months ended June 30, 2021, and 2020, total stock-based compensation expense amounted to $482,953 and $0, respectively.

During the six months ended June 30, 2021, and 2020, total stock-based compensation expense amounted to $647,963 and $0, respectively.

NOTE 11 – OPTIONS AND WARRANTS

Stock Options:

The following table provides the activity in options for the respective periods:

	Total Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at January 1, 2019	2,587,500	$0.35	$—
Issued	2,500,000	0.25
Cancelled	(45,000)	(0.25)
Balance at December 31, 2019	5,042,500	$0.40	$—
Cancelled	(500,000)	(0.25)
Balance at December 31, 2020	4,542,500	$0.41	$118,148

Options exercisable and outstanding at December 31, 2020 are as follows:

		Weighted Average
Range of		Remaining	Weighted Average	Aggregate
Exercise Prices	Number Outstanding	Contractual Life (Years)	Exercise Price	Intrinsic Value

$0.01 - $0.50	2,002,500	2.66	$0.25	$ 118,148
$0.51 - $1.00	2,540,000	4.80	$0.54	—
	4,542,500			$ 118,148

Stock Warrants:

The following table provides the activity in warrants for the respective periods:

	Total Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at January 1, 2019	18,025,000	$0.24	$—
Granted	31,535,475	0.12
Exercised	(19,710,714)	0.07
Balance at December 31, 2019	29,849,761	$0.23	$1,956,750
Granted	17,180,957	0.31
Exercised	(7,110,340)	0.09
Cancelled	(1,000,000)	—
Balance at December 31, 2020	38,920,378	$0.27	$2,973,660

Warrants exercisable and outstanding at December 31, 2020 are as follows:

		Weighted Average
Range of		Remaining	Weighted Average	Aggregate
Exercise Prices	Number Outstanding	Contractual Life (Years)	Exercise Price	Intrinsic Value

$0.01 - $0.50	36,429,835	3.46	$0.24	$2,973,660
$0.51 - $1.00	2,490,543	2.10	$0.60	—
	38,920,378			$2,973,660

During the year ended December 31, 2020, warrants to purchase 500,000 shares of common stock with an exercise price of $0.075 per share were exercised for $37,500 and warrants to purchase 6,610,340 shares of common stock with various exercises price were exercised at a 50% discount for $616,576. The total received for the exercise of warrants was $654,076, resulting in the issue of a total of 7,110,340 shares of common stock.

The Company entered into a consulting agreement on December 15, 2020 for services in exchange for payment in cash and cashless warrants for the purchase of restricted common stock as compensation for the consulting services. The term of the agreement is for three months with the option for renewal quarterly. Upon execution of the agreement, $7,500 and 250,000 cashless, five-year

During the years ended December 31, 2020 and 2019, total stock-based compensation expense amounted to $165,590 and $1,701,316 respectively. As of December 31, 2020, $8,410 of stock was issued but not earned as compensation and is included in prepaid expenses on the consolidated balance sheet.